Share Purchase Warrants (Details 4) - Warrants of MedMelior [Member]	12 Months Ended
Jan. 31, 2025 $ / shares
Statement [Line Items]
Risk free interest rates	2.89%
Volatilities	101.00%
Market prices of common shares	$ 0.63
Expected dividends	0.00%
Expected lives	3 months 21 days
Exercise prices	$ 1.25
Fair values of warrants	$ 0.03